Commitments and Contingencies - Additional Information (Details) $ in Thousands	1 Months Ended				9 Months Ended		12 Months Ended
	Feb. 28, 2022 USD ($)	Dec. 31, 2017 ft² PHASE $ / ft²	Nov. 30, 2017 USD ($) ft²	Sep. 30, 2016	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Commitment And Contingencies [Line Items]
Sublease aggregate base rent obligation							$ 2,700
Tenant improvement allowance			$ 6,300
Increase (Decrease) in right-of-use asset	$ 200						10,900
Sublease income					$ 2,312	$ 1,210	1,979	$ 861
Security deposit							0	$ 2,000
Increase in Lease Liability					10,900
OXB Solutions [Member]
Commitment And Contingencies [Line Items]
Increase (Decrease) in right-of-use asset					6,100		6,100
Sublease income					$ 2,300		2,000
Tenant improvement allowances percentage					100.00%	100.00%
Maximum
Commitment And Contingencies [Line Items]
Tenant improvement allowance					$ 10,900		10,900
Bedford, Massachusetts
Commitment And Contingencies [Line Items]
Operating lease beginning year and month				2016-11
Operating lease expiration year and month		2027-02	2027-02	2021-10
Operating lease agreements additional term				3 years
Sublease aggregate base rent obligation			$ 1,400		$ 4,700		$ 4,700
Office space leased | ft²		67,000	23,011
Lessee, operating lease, lease not yet commenced, renewal term		5 years
Number of phases | PHASE		2
Initial annual base rent per square foot | $ / ft²		39.5
Percentage increase in initial annual base rent per square foot.		3.00%	3.00%
Bedford, Massachusetts | Phase One
Commitment And Contingencies [Line Items]
Office space leased | ft²		46,000
Rent due date		2018-09
Bedford, Massachusetts | Phase Two
Commitment And Contingencies [Line Items]
Office space leased | ft²		21,000
Rent due date		2019-03